Submission	Aug. 14, 2024
Submission [Line Items]
Central Index Key	0000798941
Registrant Name	FIRST CITIZENS BANCSHARES INC /DE/
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES